UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2018

Item 1. Schedule of Investments.

AAM S&P 500 High Dividend Value ETF
Schedule of Investments
July 31, 2018 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Consumer Discretionary - 9.2%
16,767	Ford Motor Company	$168,341
7,081	H&R Block, Inc.	178,158
2,434	Kohl’s Corporation	179,799
4,503	Macy’s, Inc.	178,904
2,234	Target Corporation	180,239
		885,441
	Consumer Staples - 9.6%
4,423	Campbell Soup Company	180,901
4,112	General Mills, Inc.	189,399
1,647	J.M. Smucker Company	183,014
2,751	Molson Coors Brewing Company - Class B	184,317
2,705	Walgreens Boots Alliance, Inc.	182,912
		920,543
	Energy - 9.9%
2,135	Exxon Mobil Corporation	174,024
2,499	HollyFrontier Corporation	186,375
2,404	Marathon Petroleum Corporation	194,315
1,593	Phillips 66	196,481
1,653	Valero Energy Corporation	195,633
		946,828
	Financials - 9.4%
11,591	Huntington Bancshares, Inc.	178,965
3,947	MetLife, Inc.	180,536
9,616	People’s United Financial, Inc.	175,300
3,240	Principal Financial Group, Inc.	188,179
1,806	Prudential Financial, Inc.	182,243
		905,223
	Health Care - 9.5%
1,937	AbbVie, Inc.	178,649
926	Amgen, Inc.	182,005
3,602	Cardinal Health, Inc.	179,920
2,283	Gilead Sciences, Inc.	177,686
4,701	Pfizer, Inc.	187,711
		905,971
	Industrials - 9.4%
1,307	Cummins, Inc.	186,653
3,429	Delta Air Lines, Inc.	186,606
2,289	Eaton Corporation plc	190,376
1,945	Ingersoll-Rand plc	191,602
6,006	Nielsen Holdings plc	141,501
		896,738
	Information Technology - 9.0%
7,708	HP, Inc.	177,901
1,211	International Business Machines Corporation	175,510
3,181	Seagate Technology plc	167,384
2,360	Western Digital Corporation	165,554
8,764	Western Union Company	176,683
		863,032
	Materials - 9.3%
4,072	CF Industries Holdings, Inc.	180,878
1,769	Eastman Chemical Company	183,304
1,636	LyondellBasell Industries NV - Class A	181,253
1,522	Packaging Corporation of America	171,834
3,085	WestRock Company	178,868
		896,137
	Real Estate - 9.3%
6,851	HCP, Inc. #	177,441
8,388	Host Hotels & Resorts, Inc. #	175,645
10,632	Kimco Realty Corporation #	177,448
1,044	Simon Property Group, Inc. #	183,963
3,072	Ventas, Inc. #	173,199
		887,696
	Telecommunication Services - 5.6%
5,595	AT&T, Inc.	178,872
9,473	CenturyLink, Inc.	177,808
3,441	Verizon Communications, Inc.	177,694
		534,374
	Utilities - 9.4%
13,519	AES Corporation	180,614
6,345	CenterPoint Energy, Inc.	180,705
3,222	Evergy, Inc.	180,722
1,042	NextEra Energy, Inc.	174,577
2,751	WEC Energy Group, Inc.	182,584
		899,202
	TOTAL COMMON STOCKS (Cost $9,410,134)	9,719,086

	SHORT-TERM INVESTMENTS - 0.2%
18,278	Invesco Government & Agency Portfolio Short-Term Investments Trust, Institutional Class - 1.82% *	18,278
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,278)	18,278
	TOTAL INVESTMENTS - 99.8% (Cost $9,428,412)	9,559,463
	Other Assets in Excess of Liabilities - 0.2%	19,880
	NET ASSETS - 100.0%	$9,579,343

	Percentages are stated as a percent of net assets.

#	Real Estate Investment Trust (“REIT”)
*	Rate shown is the annualized seven-day yield as of July 31, 2018.

The Global Industry Classification Standard (GICS ®) was developed by and/or is exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS ® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

AAM S&P Emerging Markets High Dividend Value ETF
Schedule of Investments
July 31, 2018 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 96.6%
	Brazil - 6.9%
4,600	Banco Santander Brasil S.A.	$44,694
14,200	CCR S.A.	39,841
6,100	Cia de Saneamento Basico do Estado de Sao Paulo	40,822
5,579	Hypermarcas S.A.	41,286
		166,643
	China - 22.9%
87,000	Agricultural Bank of China, Ltd. - H- Shares	42,130
49,500	BAIC Motor Corporation, Ltd. - H - Shares	41,128
154,000	China Cinda Asset Management Company, Ltd. - H- Shares	43,175
173,000	China Huarong Asset Management Compay, Ltd. - H - Shares	44,092
46,000	China Petroleum & Chemical Corporation - H- Shares	44,375
18,500	China Shenhua Energy Company, Ltd. - H - Shares	41,729
13,000	China Vanke Company, Ltd. - H - Shares	41,499
49,000	Chongqing Changan Automobile Company, Ltd. - Class B	42,774
44,000	Dongfeng Motor Group Company, Ltd. - H - Shares	44,128
15,500	Longfor Group Holdings, Ltd.	43,554
14,500	Shimao Property Holdings, Ltd.	41,114
72,000	Sinopec Shanghai Petrochemical Company, Ltd. - H - Shares	43,216
50,000	Zhejiang Expressway Company, Ltd. - H - Shares	42,436
		555,350
	Malaysia - 9.0%
95,000	Astro Malaysia Holdings, Bhd.	42,768
5,200	British American Tobacco Malaysia, Bhd.	43,851
107,300	FGV Holdings, Bhd.	45,665
71,200	Sime Darby, Bhd.	44,139
136,900	YTL Power International, Bhd.	41,087
		217,510
	Marshall Islands - 1.7%
5,992	Costamare, Inc.	41,584

	Mexico - 1.8%
52,595	Nemak SAB de CV	43,324

	Pakistan - 1.9%
8,600	Pakistan Oilfields, Ltd.	45,987

	Qatar - 5.3%
4,297	Barwa Real Estate Company	42,840
2,123	Ooredoo Q.P.S.C.	40,991
9,765	Qatar Gas Transport Company, Ltd.	45,030
		128,861
	Republic of Korea - 3.8%
3,524	KT Corporation - ADR	48,279
444	KT&G Corporation	43,858
		92,137
	Russian Federation - 10.7%
28,100	Alrosa PJSC	43,809
624,000	Inter RAO UES PJSC	41,426
60,100	Magnitogorsk Iron & Steel Works PJSC	44,557
4,905	Mobile TeleSystems PJSC - ADR	43,017
2,720	Severstal PJSC	44,476
14,026	VEON, Ltd. - ADR	42,499
		259,784
	South Africa - 7.4%
23,620	Life Healthcare Group Holdings, Ltd.	43,277
21,281	Netcare, Ltd.	43,931
3,085	SPAR Group, Ltd.	45,120
1,716	Tiger Brands, Ltd.	45,852
		178,180
	Taiwan, Province of China - 14.3%
106,000	AU Optronics Corporation	45,705
40,000	Cheng Uei Precision Industry Company, Ltd.	43,248
27,000	CTCI Corporation	40,437
152,000	HannStar Display Corporation	44,338
54,000	Inventec Corporation	43,127
21,000	Radiant Opto-Electronics Corporation	44,313
2,000	St. Shine Optical Company, Ltd.	43,967
14,000	TTY Biopharm Company, Ltd.	42,255
		347,390
	Thailand - 7.2%
15,400	Glow Energy PCL	43,279
17,700	PTT Global Chemical PCL	43,492
430,800	Quality Houses PCL	45,061
97,200	Star Petroleum Refining PCL	42,655
		174,487
	Turkey - 1.9%
43,903	Turkiye Is Bankasi AS - Class C	45,432

	United Arab Emirates - 1.8%
9,217	Emirates Telecommunications Group Company PJSC	43,536
	TOTAL COMMON STOCKS (Cost $2,546,321)	2,340,205

	PREFERRED STOCKS - 1.8%
	Brazil - 1.8%
19,562	Cia Energetica de Minas Gerais	42,544
	TOTAL PREFERRED STOCKS (Cost $44,401)	42,544

	SHORT-TERM INVESTMENTS - 0.5%
11,324	Invesco Government & Agency Portfolio Short-Term Investments Trust, Institutional Class - 1.82% *	11,324
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,324)	11,324
	TOTAL INVESTMENTS - 98.9% (Cost $2,602,046)	2,394,073
	Other Assets in Excess of Liabilities - 1.1%	26,288
	NET ASSETS - 100.0%	$2,420,361

	Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of July 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

Summary of Fair Value Disclosure at July 31, 2018 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2018:

AAM S&P 500 High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$9,541,185	$-	$-	$9,541,185
Short-Term Investments	18,278	-	-	18,278
Total Investments in Securities	$9,559,463	$-	$-	$9,559,463

^ See Schedule of Investments for breakout of investments by sector classifications.

AAM S&P Emerging Markets High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,340,205	$-	$-	$2,340,205
Preferred Stock	42,544	-	-	42,544
Short-Term Investments	11,324	-	-	11,324
Total Investments in Securities	$2,394,073	$-	$-	$2,394,073

^ See Schedule of Investments for breakout of investments by country classifications.

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2018, the Fund did not recognize any transfers to or from Levels 1, 2 or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Assistant Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       ETF Series Solutions

By (Signature and Title)*        /s/  Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date         9/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/  Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date         9/28/18

By (Signature and Title)*            /s/ Elizabeth A. Winske
Elizabeth A. Winske, Assistant Treasurer (acting principal
financial officer)

Date         9/28/18

* Print the name and title of each signing officer under his or her signature.